Property and equipment - Cost and accumulated depreciation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 31,483
Ending Balance	27,142	$ 31,483
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	48,617	33,140
Additions	5,786	7,759
Additions from business combinations (Note 5)	111	7,506
Impairment loss	(126)
Foreign currency translation	1,156	212
Ending Balance	55,544	48,617
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(17,134)	(8,384)
Depreciation	10,569	8,750
Foreign currency translation	699
Ending Balance	(28,402)	(17,134)
Office equipment and computers
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,383
Ending Balance	2,572	2,383
Office equipment and computers | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	4,514	3,100
Additions	1,068	541
Additions from business combinations (Note 5)		854
Foreign currency translation	157	19
Ending Balance	5,739	4,514
Office equipment and computers | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(2,131)	(1,206)
Depreciation	992	925
Foreign currency translation	44
Ending Balance	(3,167)	(2,131)
Production equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,429
Ending Balance	2,230	2,429
Production equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,915
Additions		34
Additions from business combinations (Note 5)		2,692
Foreign currency translation	944	189
Ending Balance	3,859	2,915
Production equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(486)
Depreciation	539	486
Foreign currency translation	604
Ending Balance	(1,629)	(486)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	24,121
Ending Balance	19,232	24,121
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	38,351	27,224
Additions	4,718	7,163
Transfers	(775)
Additions from business combinations (Note 5)	111	3,960
Impairment loss	(126)
Foreign currency translation	54	4
Ending Balance	42,333	38,351
Leasehold improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(14,230)	(7,113)
Depreciation	8,820	7,117
Foreign currency translation	51
Ending Balance	(23,101)	(14,230)
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	23
Ending Balance	23	23
Vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	37	16
Additions		21
Foreign currency translation	1
Ending Balance	38	37
Vehicles | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(14)	(9)
Depreciation	1	5
Ending Balance	(15)	(14)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,527
Ending Balance	3,085	2,527
Buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,800	2,800
Transfers	775
Ending Balance	3,575	2,800
Buildings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(273)	(56)
Depreciation	217	217
Ending Balance	$ (490)	$ (273)